Selected Quarterly Financial Data (Unaudited) Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended							9 Months Ended		12 Months Ended
	Feb. 28, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss on extinguishment of debt
Loss on extinguishment of debt		$ 9,349							$ 16,417	$ 4,084	$ 4,084	$ 21,524
Impairment of intangible assets
Loss on impairment of intangible assets			$ 27,826							27,826	27,826	74,034
Discontinued Operations
Gain from collection of fully reserved note receivable										900	900
Gain on discontinued operations, net of tax										$ 559	559
Customer relationships
Impairment of intangible assets
Impairment						$ 74,034						$ 74,034
Discontinued operations sold | Business disposed of in 2012
Discontinued Operations
Gain from collection of fully reserved note receivable	$ 900				$ 900
Gain on discontinued operations, net of tax											$ 559
First Lien Credit Agreement, First and Second Amendments
Loss on extinguishment of debt
Loss on extinguishment of debt				$ 4,084
January 2014 Credit Agreement
Loss on extinguishment of debt
Loss on extinguishment of debt							$ 9,855	$ 11,669